                                THE GALAXY FUND

                 RETAIL SHARES OF THE EQUITY VALUE FUND, EQUITY
             GROWTH FUND, EQUITY INCOME FUND, INTERNATIONAL EQUITY
            FUND, SMALL COMPANY EQUITY FUND, ASSET ALLOCATION FUND,
                SMALL CAP VALUE FUND, GROWTH AND INCOME FUND AND
                             STRATEGIC EQUITY FUND

                         SUPPLEMENT DATED JUNE 15, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

1.  PURCHASE PROCEDURES--DIRECT INVESTORS--PURCHASES BY WIRE

    The name of the bank to which Direct Investors should arrange to transmit federal funds in order to purchase Retail Shares by wire as shown under "How to Purchase Shares--Purchase Procedures--Direct Investors--Purchases by Wire" on page 32 of the Prospectus has been changed to Fleet National Bank. All other information with respect to the wiring of federal funds to purchase Retail Shares remains the same.

2.  APPLICABLE SALES CHARGES--RETAIL A SHARES

    The sixth paragraph under "How to Purchase Shares--Applicable Sales Charges--Retail A Shares" on pages 33-34 of the Prospectus has been revised to add the following category of investors who are entitled to purchase Retail A Shares of the Funds without the assessment of a front-end sales charge:

    - purchases prior to July 1, 1999 by former deposit customers of financial institutions (other than registered broker-dealers) acquired by Fleet Financial Group, Inc. in February 1998.

3.  QUANTITY DISCOUNTS

    The following section is added under "How to Purchase Shares--Quantity Discounts" on pages 34-35 of the Prospectus:

        GROUP SALES. Members of qualified groups may purchase Retail A Shares of the Funds at the following group sales rates:

                                                                                                             REALLOWANCE TO
                                                                                    TOTAL SALES CHARGE           DEALERS
                                                                               ----------------------------  ---------------
                                                                                 AS A % OF      AS A % OF       AS A % OF
                                                                                 OFFERING       NET ASSET       OFFERING
NUMBER OF QUALIFIED                                                                PRICE          VALUE           PRICE
GROUP MEMBERS                                                                    PER SHARE      PER SHARE       PER SHARE
-----------------------------------------------------------------------------  -------------  -------------  ---------------
50,000 but less than 250,000.................................................         3.00           3.09            3.00
250,000 but less than 500,000................................................         2.75           2.83            2.75
500,000 but less than 750,000................................................         2.50           2.56            2.50
750,000 and over.............................................................         2.00           2.04            2.00

    To be eligible for the discount, a group must meet the requirements set forth below and be approved in advance as a qualified group by FD Distributors. To receive the group sales charge rate, group members must purchase Retail A Shares directly from FD Distributors in accordance with any of the procedures described above under "Purchase Procedures--Direct Investors." Group members must also ensure that their qualified group affiliation is identified on the purchase application.

    A qualified group is a group that (i) has at least 50,000 members, (ii) was not formed for the purpose of buying Fund shares at a reduced sales charge,
(iii) within one year of the initial member purchase, has at least 1% of its members invested in the Funds or any of the other investment portfolios offered by Galaxy, (iv) agrees to include Galaxy sales material in publications and mailings to members at a reduced cost or no cost, and (v) meets certain other uniform criteria. FD Distributors may request periodic certification of group and member eligibility. FD Distributors reserves the right to determine whether a group qualifies for a quantity discount and to suspend this offer at any time.

4.  AUTOMATIC INVESTMENT PROGRAM

    The minimum amount per transaction each month or each quarter for Direct Investors purchasing Retail A Shares of a Fund through the Automatic Investment Program as set forth under "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" on page 40 of the Prospectus has been changed to $40 for Direct Investors purchasing Retail A Shares of a Fund to be held in an Education IRA.

                                THE GALAXY FUND

                      RETAIL SHARES OF THE TAX-EXEMPT BOND
                 FUND, NEW JERSEY MUNICIPAL BOND FUND, NEW YORK
                MUNICIPAL BOND FUND, CONNECTICUT MUNICIPAL BOND
                  FUND, MASSACHUSETTS MUNICIPAL BOND FUND AND
                        RHODE ISLAND MUNICIPAL BOND FUND

                         SUPPLEMENT DATED JUNE 15, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

1.  PURCHASE PROCEDURES--DIRECT INVESTORS--PURCHASES BY WIRE

    The name of the bank to which Direct Investors should arrange to transmit federal funds in order to purchase Retail Shares by wire as shown under "How to Purchase Shares--Purchase Procedures--Direct Investors--Purchases by Wire" on pages 24-25 of the Prospectus has been changed to Fleet National Bank. All other information with respect to the wiring of federal funds to purchase Retail Shares remains the same.

2.  APPLICABLE SALES CHARGES--RETAIL A SHARES

    The sixth paragraph under "How to Purchase Shares--Applicable Sales Charges--Retail A Shares" on pages 25-26 of the Prospectus has been revised to add the following category of investors who are entitled to purchase Retail A Shares of the Funds without the assessment of a front-end sales charge:

    - purchases prior to July 1, 1999 by former deposit customers of financial institutions (other than registered broker-dealers) acquired by Fleet Financial Group, Inc. in February 1998.

3.  QUANTITY DISCOUNTS

    The following section is added under "How to Purchase Shares--Quantity Discounts" on pages 26-27 of the Prospectus:

        GROUP SALES. Members of qualified groups may purchase Retail A Shares of the Funds at the following group sales rates:

                                                                                                             REALLOWANCE TO
                                                                                    TOTAL SALES CHARGE           DEALERS
                                                                               ----------------------------  ---------------
                                                                                 AS A % OF      AS A % OF       AS A % OF
                                                                                 OFFERING       NET ASSET       OFFERING
NUMBER OF QUALIFIED                                                                PRICE          VALUE           PRICE
GROUP MEMBERS                                                                    PER SHARE      PER SHARE       PER SHARE
-----------------------------------------------------------------------------  -------------  -------------  ---------------
50,000 but less than 250,000.................................................         3.00           3.09            3.00
250,000 but less than 500,000................................................         2.75           2.83            2.75
500,000 but less than 750,000................................................         2.50           2.56            2.50
750,000 and over.............................................................         2.00           2.04            2.00

    To be eligible for the discount, a group must meet the requirements set forth below and be approved in advance as a qualified group by FD Distributors. To receive the group sales charge rate, group members must purchase Retail A Shares directly from FD Distributors in accordance with any of the procedures described above under "Purchase Procedures--Direct Investors." Group members must also ensure that their qualified group affiliation is identified on the purchase application.

    A qualified group is a group that (i) has at least 50,000 members, (ii) was not formed for the purpose of buying Fund shares at a reduced sales charge,
(iii) within one year of the initial member purchase, has at least 1% of its members invested in the Funds or any of the other investment portfolios offered by Galaxy,

(iv) agrees to include Galaxy sales material in publications and mailings to members at a reduced cost or no cost, and (v) meets certain other uniform criteria. FD Distributors may request periodic certification of group and member eligibility. FD Distributors reserves the right to determine whether a group qualifies for a quantity discount and to suspend this offer at any time.

                                THE GALAXY FUND
                    RETAIL SHARES OF THE MONEY MARKET FUND,
             GOVERNMENT FUND, U.S. TREASURY FUND, TAX-EXEMPT FUND,
                  CONNECTICUT MUNICIPAL MONEY MARKET FUND AND
                   MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                         SUPPLEMENT DATED JUNE 15, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

    1.    PURCHASE PROCEDURES--DIRECT INVESTORS--PURCHASES BY WIRE

    The name of the bank to which Direct Investors should arrange to transmit federal funds in order to purchase Retail Shares by wire as shown under "How to Purchase and Redeem Shares--Purchase Procedures--Direct Investors--Purchases by Wire" on page 24 of the Prospectus has been changed to Fleet National Bank. All other information with respect to the wiring of federal funds to purchase Retail Shares remains the same.

    2.    AUTOMATIC INVESTMENT PROGRAM

    The minimum amount per transaction each month or each quarter for Direct Investors purchasing Retail A Shares of a Fund through the Automatic Investment Program as set forth under "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" on page 29 of the Prospectus has been changed to $40 for Direct Investors purchasing Retail A Shares of a Fund to be held in an Education IRA.

                                THE GALAXY FUND

                              RETAIL SHARES OF THE
                       SHORT-TERM BOND FUND, INTERMEDIATE
                    GOVERNMENT INCOME FUND AND HIGH QUALITY
                                   BOND FUND

                         SUPPLEMENT DATED JUNE 15, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1998

1.  PURCHASE PROCEDURES--DIRECT INVESTORS--PURCHASES BY WIRE

    The name of the bank to which Direct Investors should arrange to transmit federal funds in order to purchase Retail Shares by wire as shown under "How to Purchase Shares--Purchase Procedures--Direct Investors--Purchases by Wire" on pages 20-21 of the Prospectus has been changed to Fleet National Bank. All other information with respect to the wiring of federal funds to purchase Retail Shares remains the same.

2.  APPLICABLE SALES CHARGES--RETAIL A SHARES

    The sixth paragraph under "How to Purchase Shares--Applicable Sales Charges--Retail A Shares" on pages 20-21 of the Prospectus has been revised to add the following category of investors who are entitled to purchase Retail A Shares of the Funds without the assessment of a front-end sales charge:

    - purchases prior to July 1, 1999 by former deposit customers of financial institutions (other than registered broker-dealers) acquired by Fleet Financial Group, Inc. in February 1998.

3.  QUANTITY DISCOUNTS

    The following section is added under "How to Purchase Shares--Quantity Discounts" on pages 21-22 of the Prospectus:

        GROUP SALES. Members of qualified groups may purchase Retail A Shares of the Funds at the following group sales rates:

                                                                                                             REALLOWANCE TO
                                                                                    TOTAL SALES CHARGE           DEALERS
                                                                               ----------------------------  ---------------
                                                                                 AS A % OF      AS A % OF       AS A % OF
                                                                                 OFFERING       NET ASSET       OFFERING
NUMBER OF QUALIFIED                                                                PRICE          VALUE           PRICE
GROUP MEMBERS                                                                    PER SHARE      PER SHARE       PER SHARE
-----------------------------------------------------------------------------  -------------  -------------  ---------------
50,000 but less than 250,000.................................................         3.00           3.09            3.00
250,000 but less than 500,000................................................         2.75           2.83            2.75
500,000 but less than 750,000................................................         2.50           2.56            2.50
750,000 and over.............................................................         2.00           2.04            2.00

    To be eligible for the discount, a group must meet the requirements set forth below and be approved in advance as a qualified group by FD Distributors. To receive the group sales charge rate, group members must purchase Retail A Shares directly from FD Distributors in accordance with any of the procedures described above under "Purchase Procedures--Direct Investors." Group members must also ensure that their qualified group affiliation is identified on the purchase application.

    A qualified group is a group that (i) has at least 50,000 members, (ii) was not formed for the purpose of buying Fund shares at a reduced sales charge,
(iii) within one year of the initial member purchase, has at least 1% of its members invested in the Funds or any of the other investment portfolios offered by Galaxy, (iv) agrees to include Galaxy sales material in publications and mailings to members at a reduced cost or no cost, and (v) meets certain other uniform criteria. FD Distributors may request periodic certification of group and member eligibility. FD Distributors reserves the right to determine whether a group qualifies for a quantity discount and to suspend this offer at any time.

4.  AUTOMATIC INVESTMENT PROGRAM

    The minimum amount per transaction each month or each quarter for Direct Investors purchasing Retail A Shares of a Fund through the Automatic Investment Program as set forth under "Investor Programs--Automatic Investment Program and Systematic Withdrawal Plan" on page 27 of the Prospectus has been changed to $40 for Direct Investors purchasing Retail A Shares of a Fund to be held in an Education IRA.

                                       2